Remuneration of the Company's key management personnel	12 Months Ended
Dec. 31, 2022
Remuneration of the Company's key management personnel
Remuneration of the Company's key management personnel

19. Remuneration of the Company’s key management personnel

Total remuneration of key management personnel

Remuneration of the Company’s key management personnel was as follows in 2022:

	Management	Supervisory
Remuneration of key management in 2022	Board	Board
	EUR k	EUR k
Short-term benefits	3,067	669
Share-based payments	6,689	478
Total	9,756	1,147

Remuneration of the Company’s key management personnel was as follows in 2021:

	Management	Supervisory
Remuneration of key management in 2021	Board	Board
	EUR k	EUR k
Short-term benefits	3,098	646
Share-based payments	12,673	566
Total	15,771	1,212

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.